INVESTMENTS, Investments at Fair Value through Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Debt instruments [Abstract]
Cost		S/ 34,129,924	S/ 40,488,967
Unrealized gross amount, profits		842,420	2,423,954
Unrealized gross amount, losses		(989,661)	(81,663)
Estimated fair value		33,982,683	42,831,258
Equity instruments designated at the initial recognition [Abstract]
Cost		175,136	187,388
Unrealized gross amount, profits		212,051	327,913
Unrealized gross amount, losses		(9,360)	(12,751)
Estimated fair value		377,827	502,550
Balance before accrued interest [Abstract]
Cost		34,305,060	40,676,355
Unrealized gross amount, gains		1,054,471	2,751,867
Unrealized gross amount, losses		(999,021)	(94,414)
Estimated fair value		34,360,510	43,333,808
Accrued interest		397,933	410,081
Total at fair value through other comprehensive income investments		34,758,443	43,743,889
Provision of credit loss		6,800	52,300
Inversiones Centenario [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		112,647	112,647
Unrealized gross amount, profits		72,124	168,132
Unrealized gross amount, losses		0	0
Estimated fair value		184,771	280,779
Alicorp S.A.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		12,197	12,198
Unrealized gross amount, profits		125,356	153,935
Unrealized gross amount, losses		0	0
Estimated fair value		137,553	166,133
Bolsa De Valores De Lima [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		19,423	19,423
Unrealized gross amount, profits		6,730	3,942
Unrealized gross amount, losses		0	0
Estimated fair value		26,153	23,365
Bolsa De Comercio De Santiago [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		3,648	15,306
Unrealized gross amount, profits		4,108	0
Unrealized gross amount, losses		0	(3,995)
Estimated fair value		7,756	11,311
Compania Universal Textil S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		9,597	9,597
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(3,233)	(3,163)
Estimated fair value		6,364	6,434
Pagos Digitales Peruanos S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		5,197	5,197
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(5,197)	(5,197)
Estimated fair value		0	0
Bolsa De Valores De Colombia [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		4,402	5,380
Unrealized gross amount, profits		0	118
Unrealized gross amount, losses		(188)	0
Estimated fair value		4,214	5,498
Corporacin Andina de Fomento [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		194	0
Unrealized gross amount, profits		1,357	0
Unrealized gross amount, losses		0	0
Estimated fair value		1,551	0
Other Currencies [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		7,831	7,640
Unrealized gross amount, profits		2,376	1,786
Unrealized gross amount, losses		(742)	(396)
Estimated fair value		9,465	9,030
Corporate Bonds [Member]
Debt instruments [Abstract]
Cost	[1]	14,456,083	12,177,023
Unrealized gross amount, profits	[1]	594,025	1,132,719
Unrealized gross amount, losses	[1]	(334,687)	(52,953)
Estimated fair value	[1]	14,715,421	13,256,789
Government Treasury Bonds [Member]
Debt instruments [Abstract]
Cost	[2]	9,600,115	11,051,662
Unrealized gross amount, profits	[2]	206,701	1,158,845
Unrealized gross amount, losses	[2]	(568,417)	(5,458)
Estimated fair value	[2]	9,238,399	12,205,049
Certificates of Deposit BCRP [Member]
Debt instruments [Abstract]
Cost	[3]	8,347,101	15,343,851
Unrealized gross amount, profits	[3]	7	20,431
Unrealized gross amount, losses	[3]	(9,676)	0
Estimated fair value	[3]	8,337,432	15,364,282
Securitization Instruments [Member]
Debt instruments [Abstract]
Cost	[4]	768,012	703,920
Unrealized gross amount, profits	[4]	20,202	63,131
Unrealized gross amount, losses	[4]	(66,825)	(21,471)
Estimated fair value	[4]	721,389	745,580
Negotiable Certificates of Deposit [Member]
Debt instruments [Abstract]
Cost	[5]	615,514	873,218
Unrealized gross amount, profits	[5]	10,505	14,093
Unrealized gross amount, losses	[5]	(1,508)	(1,420)
Estimated fair value	[5]	624,511	885,891
Subordinated Bonds [Member]
Debt instruments [Abstract]
Cost		217,222	191,966
Unrealized gross amount, profits		6,281	19,933
Unrealized gross amount, losses		(4,224)	(317)
Estimated fair value		219,279	211,582
Others [Member]
Debt instruments [Abstract]
Cost		125,877	147,327
Unrealized gross amount, profits		4,699	14,802
Unrealized gross amount, losses		(4,324)	(44)
Estimated fair value		S/ 126,252	S/ 162,085

[1]	As of December 31, 2021, the balance corresponds to corporate bonds issued by companies from the United States, Peru, Chile and other countries, which represent 38.1 percent, 37.1 percent, 4.6 percent and 20.2 percent of the total, respectively, (issued by companies from Peru, the United States, Colombia and other countries, which represent 43.6 percent, 32.3 percent, 4.6 percent and 19.5 percent of the total, respectively, as of December 31, 2020).
[2]	As of December 31, 2021 and 2020, the balance includes the following Government Treasury Bonds:
[3]	As of December 31, 2021, the Group maintains 80,541 certificates of deposits BCRP (153,760 as of December 31, 2020); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles. The decrease in the balance is mainly due to the maturity of these instruments.
[4]	As of December 31, 2021 and 2020, the balance of securitization instruments includes the following:
[5]	As of December 31, 2021, the balance corresponds to certificates for US$0.67 million, equivalent to S/2.7 million, in soles currency for S/6.8 million; and in other currencies, equivalent to S/615.1 million issued mainly by the financial system of Colombia and Bolivia (US$6.65 million, equivalent to S/24.1 million; and in other currencies, equivalent to S/861.8 million, issued by the system of Colombia and Bolivia, as of December 31, 2020).Likewise, as of December 31, 2021, the Group maintains CCS, which were designated as cash flow hedges of certain certificates for a notional amount of S/75.5 million (S/405.2 million, as of December 31, 2020), see Note 13(c); by means of said CCS, the certificates were economically converted to soles at a fixed rate.